Commitments - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013 Y	Mar. 31, 2012	Mar. 31, 2011
Commitments And Contingencies Disclosure [Abstract]
Capital commitments for purchase of property, plant and equipment	$ 4,211,595	$ 169,682
Operating lease rental expense	361,918	352,206	445,327
Operating lease rental income	177,556		9,886
Leasing term extension period, years	1
Future lease payments due on renewed tenancy agreements	$ 11,115,959	$ 11,234,133